Fair Value Measurements - Additional Information (Detail)	Mar. 31, 2024	Mar. 31, 2023
Foreign bonds [Member] | Japanese bonds [Member]
Statements [Line Items]
Percentage of total investment in bonds	29.00%	30.00%
Foreign bonds [Member] | US European and other bonds [Member]
Statements [Line Items]
Percentage of total investment in bonds	71.00%	70.00%
Other equity securities [Member] | Listed stocks on the Japanese stock markets [Member]
Statements [Line Items]
Percentage of total investment in stocks	85.00%	86.00%